Average Annual Total Returns - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2030 Portfolio	Apr. 30, 2025
VIP Investor Freedom 2030 Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	9.40%
Past 5 years	6.44%
Past 10 years	7.23%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
IXWFW
Average Annual Return:
Past 1 year	9.90%
Past 5 years	6.11%
Past 10 years	7.12%